Strategic investments - Assumptions used in estimating fair value of the HPQ warrants (Details)	Dec. 31, 2020 M $ / shares shares	Sep. 03, 2020 M $ / shares shares	Jun. 02, 2020 M $ / shares shares	Apr. 29, 2020 M $ / shares shares
HPQ warrants issued on Dec. 21,2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	16,250,000
Exercise price ($) | $ / shares	$ 0.17
HPQ warrants issued on Dec. 21,2018 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.05
HPQ warrants issued on Dec. 21,2018 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.20
HPQ warrants issued on Dec. 21,2018 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	145.03
HPQ warrants issued on Dec. 21,2018 | At fair value | Black-Scholes option pricing model | Expected dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0
HPQ warrants issued on Dec. 21,2018 | At fair value | Black-Scholes option pricing model | Contractual remaining life (number of months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | M	8
HPQ warrants issued on April 29, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	1,200,000			1,200,000
Exercise price ($) | $ / shares	$ 0.10			$ 0.10
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.05			0.04
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.20			0.30
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	115.30			97.45
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Expected dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0			0
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (number of months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | M	28			36
HPQ warrants issued on June 2, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	4,394,600		4,394,600
Exercise price ($) | $ / shares	$ 0.10		$ 0.10
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.05		1.05
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.20		0.20
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	114.80		114.80
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Expected dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0		0
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (number of months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | M	29		29
HPQ warrants issued on Sept. 3, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	4,000,000	4,000,000
Exercise price ($) | $ / shares	$ 0.61	$ 0.61
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.05	1.05
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.20	0.20
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	112.52	112.52
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Expected dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0	0
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (number of months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | M	32	32